Tortoise Sustainable and Social Impact Term Fund
Consolidated Schedule of Investments
August 31, 2024 (Unaudited)

COMMON STOCKS - 46.7%	Shares	Value
Australia Other - 1.7%
Atlas Arteria Ltd.	992,726	$3,426,831

Canada Renewables - 1.0%
Innergex Renewable Energy, Inc. (a)	294,405	1,987,968

France Other - 0.8%
Vinci SA (a)	13,906	1,662,448

France Power - 0.6%
Engie SA (a)	70,301	1,237,932

Germany Power - 2.8%
E.ON SE	226,946	3,213,594
RWE AG (a)	68,204	2,460,064
		5,673,658

Hong Kong Solar - 0.2%
Xinyi Energy Holdings Ltd.	4,755,664	463,503

Hong Kong Transportation/Storage - 0.8%
China Suntien Green Energy Corp. Ltd. - Class H	3,704,242	1,567,621

Italy Power - 7.0%
ENAV SpA (a)	862,491	3,794,522
Enel SpA	512,946	3,891,960
Iren SpA	1,215,003	2,628,377
Terna SpA	447,937	3,892,865
		14,207,724

Portugal Power - 1.9%
EDP - Energias de Portugal SA (a)	902,432	3,786,693

Spain Other - 1.9%
Ferrovial SE (a)	93,777	3,912,169

Spain Power - 1.4%
Iberdrola SA (a)	200,921	2,847,297

Switzerland Infrastructure, Utilities, and Renewables - 1.0%
BKW AG	10,392	1,951,136

United Kingdom Power – 5.0%
National Grid Plc (a)	300,253	3,937,705
SSE Plc (a)	245,414	6,081,848
		10,019,553

United Kingdom Renewable Infrastructure - 0.7%
Greencoat UK Wind Plc (a)	703,747	1,309,636

United States Natural Gas/Natural Gas Liquids Pipelines - 5.7%
Cheniere Energy, Inc. (a)	15,047	2,787,607
NextDecade Corp. (b)	75,000	349,500
Targa Resources Corp. (a)	29,709	4,364,252
The Williams Companies, Inc. (a)	85,577	3,916,860
		11,418,219

United States Power - 9.1%
Ameren Corp. (a)	20,040	1,653,501
American Electric Power Co., Inc. (a)	63,582	6,376,003
Atlantica Sustainable Infrastructure Plc (a)	111,711	2,436,417
Edison International (a)	22,360	1,945,991
Exelon Corp. (a)	56,926	2,168,311
Vistra Corp.	40,770	3,482,981
		18,063,204

United States Renewables - 4.0%
Dominion Energy, Inc. (a)	48,224	2,695,722
NextEra Energy Partners LP (a)	80,874	2,025,894
NextEra Energy, Inc. (a)	43,338	3,489,142
		8,210,758

United States Utilities - 1.1%
Essential Utilities, Inc. (a)	58,349	2,275,028
TOTAL COMMON STOCKS (Cost $91,876,096)		94,021,378

MUNICIPAL BONDS - 25.8%	Par	Value
Arizona - 4.1%
Maricopa County Industrial Development Authority
11.00%, 07/01/2033	138,000	135,769
8.10%, 06/15/2034 (c)	8,200,000	7,863,888
12.00%, 06/15/2034 (c)	250,000	254,855
		8,254,512

Florida - 1.9%
Florida Development Finance Corp.
10.00%, 07/01/2025 (c)	445,000	422,750
11.00%, 08/01/2032 (c)	320,000	321,282
10.25%, 11/01/2057	3,110,000	3,029,696
		3,773,728

Ohio - 3.4%
Public Finance Authority
12.00%, 03/15/2034 (c)	1,560,000	1,601,157
8.35%, 06/15/2034 (c)	5,355,000	5,220,061
		6,821,218

Oregon - 2.1%
Oregon State Facilities Authority
8.00%, 12/15/2053 (e)	3,100,000	3,164,102
12.00%, 12/15/2053 (f)	950,000	973,123
		4,137,225

Pennsylvania - 0.2%
Pennsylvania Economic Development Financing Authority, 14.00%, 12/01/2027 (c)	405,000	409,596

South Carolina - 4.4%
South Carolina Jobs-Economic Development Authority
7.50%, 03/15/2030 (c)(e)	3,850,000	3,792,386
11.00%, 03/15/2030 (c)(f)	575,000	588,598
7.60%, 03/15/2033 (c)	4,080,000	4,000,749
11.00%, 03/15/2033 (c)	375,000	372,495
		8,754,228

Wisconsin - 9.7%
Public Finance Authority
7.50%, 06/01/2029 (c)	8,925,000	8,774,963
10.00%, 09/01/2031	525,000	457,770
10.00%, 09/01/2031 (c)	145,000	139,602
11.00%, 01/15/2033 (c)(f)	405,000	416,026
11.00%, 02/01/2033	936,000	969,055
8.35%, 12/15/2033 (c)	2,355,000	2,310,904
12.00%, 12/15/2033 (c)	530,000	535,195
11.00%, 06/30/2034	330,000	334,028
8.10%, 07/01/2034 (c)	4,270,000	4,063,444
12.00%, 07/01/2034 (c)	660,000	660,051
9.75%, 04/01/2054 (e)	825,000	796,461
		19,457,499
TOTAL MUNICIPAL BONDS (Cost $50,929,533)		51,608,006

PRIVATE INVESTMENTS - 23.6%	Shares	Value
United States Natural Gas/Natural Gas Liquids Pipelines - 1.5%
Mexico Pacific Limited LLC (MLP) Series A (d)(g)	135,180	2,966,390

United States Power - 6.3%
One Energy (d)(g)	21,630	11,923,105
TEP MONTANA LLC (g)	128,235	737,353
		12,660,458

United States Renewables - 15.8%
Renewable Holdco, LLC (d)(g)(h)	N/A	6,912,240
Renewable Holdco I, LLC (d)(g)(h)	N/A	14,335,624
Renewable Holdco II, LLC (d)(g)(h)	N/A	10,608,596
		31,856,460
TOTAL PRIVATE INVESTMENTS (Cost $53,035,219)		47,483,308

CORPORATE BONDS - 7.9%	Par	Value
United States Healthcare - 1.8%
315/333 West Dawson Associates SUB 144A NT, 11.00%, 01/31/2026 (c)(g)	3,770,000	3,649,168

United States Senior Living - 6.1%
Ativo Albuquerque LLC, 12.00%, 01/01/2028 (c)	2,032,000	2,134,446
Contour Propco 1735 S MISSION SUB 144A NT, 11.00%, 10/01/2025 (c)(d)(g)(i)	5,715,000	333,184
Dove Mountain Residences LLC
11.00%, 02/01/2026 (c)(g)	1,050,000	1,003,730
16.00%, 02/01/2026 (c)(g)	1,116,447	1,065,094
Drumlin Reserve Property LLC, 10.00%, 10/02/2025 (c)(g)	1,705,311	1,671,882
JW Living Smithville Urban Ren Sub Global 144A 27, 11.75%, 06/01/2027 (c)(g)	3,890,000	3,925,156
Realco Perry Hall MD LLC/OPCO Sub 144A NT, 10.00%, 10/01/2024 (c)(g)	2,198,000	2,197,520
		12,331,012
TOTAL CORPORATE BONDS (Cost $21,413,066)		15,980,180

MASTER LIMITED PARTNERSHIPS - 6.0%	Units	Value
United States Natural Gas/Natural Gas Liquids Pipelines - 3.5%
Energy Transfer LP (a)	296,445	4,772,765
Enterprise Products Partners LP (a)	76,409	2,241,840
		7,014,605

United States Refined Product Pipelines - 2.5%
MPLX LP (a)	116,925	5,013,744
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $6,316,962)		12,028,349

PRIVATE NOTES - 1.8%	Par	Value
Bermuda Renewables - 1.8%
Saturn Solar Bermuda 1 Ltd., 10.00%, 12/31/2024 (d)(g)	3,510,000	3,670,758
TOTAL PRIVATE NOTES (Cost $3,778,904)		3,670,758

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares
First American Government Obligations Fund - Class X, 5.22% (j)	344,910	344,910
TOTAL SHORT-TERM INVESTMENTS (Cost $344,910)		344,910

TOTAL INVESTMENTS - 112.0% (Cost $227,694,690)		225,136,889
Other Assets in Excess of Liabilities - 0.6%		1,283,914
Credit Facility Borrowings - (12.6)%		(25,400,000)
TOTAL NET ASSETS - 100.0%		$201,020,803

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	All or a portion of the security is segregated as collateral for the margin borrowing facility.
(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $57,728,182 or 28.7% of the Fund’s net assets.

(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee.
(e)	Step coupon bond. The rate disclosed is as of August 31, 2024.
(f)
Coupon rate is variable, or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2024.

(g)	Restricted securities have a total fair value of $64,999,800 which represents 32.3% of net assets as of August 31, 2024.
(h)	Deemed to be an affiliate of the fund.
(i)	Issuer is currently in default.
(j)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Tortoise Sustainable and Social Impact Term Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$94,021,378	$–	$–	$94,021,378
Municipal Bonds	–	51,608,006	–	51,608,006
Private Investments	–	737,353	46,745,955	47,483,308
Corporate Bonds	–	15,646,996	333,184	15,980,180
Master Limited Partnerships	12,028,349	–	–	12,028,349
Private Notes	–	–	3,670,758	3,670,758
Money Market Funds	344,910	–	–	344,910
Total Investments	$106,394,637	$67,992,355	$50,749,897	$225,136,889

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.